Average Annual Total Returns{- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 70%	Fidelity Asset Manager 70% Return Before Taxes Past 1 year	Fidelity Asset Manager 70% Return Before Taxes Past 5 years	Fidelity Asset Manager 70% Return Before Taxes Past 10 years	Fidelity Asset Manager 70% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 70% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 70% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 70% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 70% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 70% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0022 Past 1 year	F0022 Past 5 years	F0022 Past 10 years
Total	17.18%	11.06%	8.88%	16.47%	9.95%	7.78%	10.49%	8.49%	6.89%	18.40%	15.22%	13.88%	15.01%	10.83%	9.22%